SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details)	12 Months Ended
	Oct. 31, 2020 USD ($) item	Oct. 31, 2019 USD ($) item	Oct. 31, 2018 USD ($) item
Disaggregation of Revenue [Line Items]
Revenue	$ 3,249,344	$ 2,002,217	$ 3,087,708
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	1.10%	1.70%	0.80%
Revenue	$ 2,954,798	$ 2,002,217	$ 3,087,708
Risk management services
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds | item	12	15	51
Revenue	$ 294,546	$ 0	$ 0